Share-based Payments (Details) - ESOP [Member]	12 Months Ended
	Jun. 30, 2019 shares $ / shares	Jun. 30, 2018 shares $ / shares	Jun. 30, 2017 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding beginning balance | shares	71,349,180	62,690,523	9,937,629
Options Granted during the year | shares	8,300,000	8,424,157	56,002,894
Options Exercised during the year | shares		(300,000)
Options Forfeited/lapsed during the year | shares	(2,205,436)	(465,500)	(2,250,000)
Outstanding ending balance | shares	77,443,744	71,349,180	62,690,523
Options Vested and Exercisable ending balance | shares	77,443,744	71,349,180	62,690,523
Outstanding beginning balance | $ / shares	$ 0.45	$ 0.44	$ 0.60
Options granted during the year | $ / shares	0.50	0.48	0.43
Options Exercised during the year | $ / shares		0.32
Option Forfeited/lapsed during the year | $ / shares	0.53	0.49	0.48
Outstanding ending balance | $ / shares	0.42	0.45	0.44
Options Vested and exercisable ending balance | $ / shares	$ 0.42	$ 0.45	$ 0.44